STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Assumptions on Date of Valuation Utilizing for Fair Value of Warrants) (Details) - $ / shares				12 Months Ended
	Jan. 12, 2016	Jan. 09, 2016	Feb. 10, 2015	Dec. 31, 2016	May 31, 2017	Dec. 31, 2015	Jan. 09, 2015
Warrants price (on dollars per shares)			$ 1.29
Stock price (in dollars per share)			1.59		$ 0.56
Exercise price (in dollars per share)			$ 3.00
Risk free interest rate (as a percent)			1.05%
Expected term (years)			2 years 7 months 6 days
Expected volatility (as a percent)			183.00%
Expected dividends (as a percent)			0.00%
Warrant [Member]
Warrants price (on dollars per shares)						$ 0.70
Stock price (in dollars per share)						1.03
Exercise price (in dollars per share)				$ 0.18		3.00
Expected dividends (as a percent)				0.00%
Warrant [Member] | Minimum [Member]
Stock price (in dollars per share)				$ 0.16
Risk free interest rate (as a percent)				1.01%
Expected term (years)				5 years
Expected volatility (as a percent)				322.00%
Warrant [Member] | Maximum [Member]
Stock price (in dollars per share)				$ 2.18
Risk free interest rate (as a percent)				1.37%
Expected volatility (as a percent)				504.00%
Stock Options [Member]
Warrants price (on dollars per shares)						0.70
Stock price (in dollars per share)	$ 0.20	$ 0.70				0.70	$ 0.70
Exercise price (in dollars per share)	$ 0.20	$ 0.70				$ 0.70
Risk free interest rate (as a percent)	1.98%	1.98%
Expected term (years)	10 years	10 years
Expected volatility (as a percent)	173.00%	173.00%
Expected dividends (as a percent)	0.00%	0.00%